UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 29, 2016

Item 1. Report to Stockholders.

At Villere and Company, our belief that a portfolio of carefully chosen, growth-oriented companies can outperform larger, more mature competitors over the long run.  The time-tested methods of deep research and a team approach have been our tradition and hallmark for over a century.
We have a great deal of conviction in each of the companies we own; by investing in only a handful of the best ideas, we really know the companies. Find out more and see the latest national media coverage of the firm at: villere.com.

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Table of Contents

A Message to Our Shareholders	2

Sector Allocation	9

Expense Example	11

Schedules of Investments	13

Statements of Assets and Liabilities	19

Statements of Operations	20

Statements of Changes in Net Assets	21

Financial Highlights	23

Notes to Financial Statements	25

Additional Information	38

Privacy Notice	Inside Back Cover

Villere Funds

February 29, 2016

To Our Fellow Shareholders:

As a reminder, we launched the Balanced Fund in 1999 to invest in both stocks and bonds.  In 2013, we decided to introduce the Equity Fund for investors that were not interested in bonds.  Generally speaking, the stocks held in the Villere Equity Fund will be similar (but not identical) to the equity portion of the Villere Balanced Fund.  Individual stock weightings will also differ between the two Funds.

As you may recall, our dream equity investment is a U.S.-domiciled publicly traded company that dominates its niche, is run by a terrific management team, is growing earnings, has little or no debt, and is valued reasonably.  Suffice it to say, we are not the only investors seeking such an investment.  We use a long-term perspective to buy stocks that face short-term issues that frighten away other investors, thus allowing the shares to trade at attractive valuations.  We seek to build portfolios of only our twenty to twenty-five best stock ideas and to hold stocks until our thesis changes or we consider the share price to be unsustainably high.  We typically hold stocks for three to five years or more.  In addition to minimizing trading costs, this long holding period should create a lower tax burden for our taxable investors.  On the bond side, we tend to buy newly issued corporate debt and hold to maturity.

We were pleased to recently learn that on January 20, 2016 Charles Schwab & Co., Inc. named the Villere Balanced Fund (VILLX) to the Mutual Fund OneSource Select List, the Income Mutual Fund Select List, and the Mutual Fund Select List Advisor Edition.  While the last few years have been a challenging environment for investors focused on smaller, emerging companies, we appreciate the recognition by Charles Schwab Investment Advisory, Inc.

Villere Funds

Villere Balanced Fund Performance

As of February 29, 2016, the Villere Balanced Fund had a one-year return of -16.24%, a five-year annualized return of 4.31%, a ten-year annualized return of 4.88%, and annualized return since inception of 7.09%.

					Since
Average Annual Total Returns					Inception
for Period Ending 2/29/16	6 Mos.	1 Year	5 Years	10 Years	9/30/99
Villere Balanced Fund	-12.48%	-16.24%	4.31%	4.88%	7.09%
Barclays Capital Intermediate
Government/Credit
Bond Index	1.69%	1.83%	2.86%	4.22%	4.85%
Lipper Balanced Fund Index	-1.80%	-5.67%	5.56%	4.87%	4.75%
S&P 500® Total Return Index	-0.92%	-6.19%	10.13%	6.44%	4.51%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Current performance data to the most recent month end may be obtained by visiting www.villere.com.  As of the most recent prospectus, the gross expense ratio for the Villere Balanced Fund was 0.89%.

Villere Funds

Villere Equity Fund Performance

As of February 29, 2016, the Villere Equity Fund has been operating for 33 months.  The Fund has returned -3.78% since inception (annualized), which is unfortunately behind both the S&P 500 Total Return Index and the Lipper Mid-Cap Growth Fund Index since its inception.

			Since
Average Annual Total Returns			Inception
for Period Ending 2/28/15	6 Mos.	1 Year	5/31/13
Villere Equity Fund	-15.08%	-19.93%	-3.78%
Lipper Mid-Cap Growth Fund Index	-9.40%	-12.93%	5.59%
S&P 500® Total Return Index	-0.92%	-6.19%	8.63%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Current performance data to the most recent month end may be obtained by visiting www.villere.com.  As of the most recent prospectus, the gross expense ratio for the Villere Equity Fund was 1.11%.  The Fund imposes a 2.00% redemption fee on shares held for less than 60 days.

We are not satisfied with this performance.  However, we have no intention of changing our strategy, which has served our clients well over the longer term, and is discussed further below.

Market Commentary

Oil prices have continued to weigh on the market, and small cap stocks continued to underperform their large cap peers.  During the past six months, the S&P 500 fell 0.92%, relative to a 10.16% decline in the small cap Russell 2000.  Given our focus on smaller, more growth-oriented stocks, this created a difficult environment.  Money has poured into the megacap “FANG” stocks (Facebook, Amazon, Netflix, and Google), while we seek to find the popular stocks of tomorrow.

On the fixed income side, while the Fed did finally hike rates in December, all indications are that future increases will be modest and, likely, infrequent.  We continue to view bond yields as unattractive at these levels, and hold close to our minimum allocation to fixed income.

Villere Funds

Equity Discussion

Our most significant laggard over the past six months was Tailored Brands (formerly known as Men’s Wearhouse).  We bought shares of Men’s Wearhouse shortly after the company acquired competitor Jos. A. Bank.  Our thesis mirrored the acquisition thesis: we, like Men’s Wearhouse’s management team, felt that the company could boost the performance of a weaker competitor.  Unfortunately, when management (as promised) shut down the margin crushing buy-one-get-three-free promotions, customers simply stayed home.  While the core Men’s Wearhouse stores continue to perform very well, the downturn in Jos A. Bank has been painful.

We exited four positions during the past six months.  First, as discussed in our previous letter when we had reduced our position, we have now fully exited our position in Pinnacle Foods.  Second, we exited DST Systems as the management team completed the sale of the non-core assets that we felt were being ignored by our peers.  Third, we sold our shares of Express Scripts, a long term holding for us that has been very successful.  Express Scripts is going through a difficult negotiation with its biggest customer, and we felt that it was time to sell the stock and seek other opportunities.  Fourth, we sold our shares in domestic oil driller Sanchez Energy after a painful holding period in which we saw oil prices crater.  While we applaud the execution by Sanchez’s management team during the past few years, the combination of oil price uncertainty and Sanchez’s significant debt load made us uncomfortable with the company’s future prospects.

With the sale of Sanchez Energy, we felt it was prudent to add another holding in the energy space.  We purchased shares in Gulfport Energy, a driller focused mainly on natural gas in the Utica Shale in Ohio.  Gulfport has approximately 243,000 net acres under lease in the core of the Utica in addition to assets here in South Louisiana and the Canadian oil sands of Alberta.  We were additionally attracted to Gulfport’s balance sheet, which offers a lower debt load than its peers.  Essentially, we are using the uncertainty and volatility in energy prices to buy a business that should continue to thrive even if oil stays at these levels for longer than most investors expect.

We also purchased shares of Genesee & Wyoming, a century-old operator of short line and regional railroads.  We have long followed Genesee, but the company’s price has historically reflected its strong assets and management team.  The current oil price environment has been tough on Genesee, which

Villere Funds

created an opportunity for us to purchase the stock at a discount to its historical valuation levels.  Genesee operates 120 railroads worldwide, with 16,000 miles of track.  The management team has a proven history of successful rail acquisitions, adding over 100 railroads since 2000.  The bulk of the operations are in North America, but the company also operates in Australia and Europe.

Fixed Income Discussion

As stated in the Villere Balanced Fund prospectus, under normal market conditions the Fund will invest at least 25% of its assets in fixed-income securities.  At the end of February, the Fund held 24.8% of its assets in fixed income.  The fixed income portfolio has a fairly short modified duration of 3.9 years, which suggests that it is less sensitive to shifts in interest rates as we look ahead to potential Fed moves.

Conclusion

We will continue to invest your money the way we always have, and will conduct extensive due diligence to assemble a portfolio of companies with great management teams, strong earnings power, and enviable market positions.  We will continue to maintain concentrated portfolios of only our best ideas.  As a result, we expect that our Funds will likely be more volatile than our peers, but we believe that our investors will be compensated for this volatility.  Further, we believe that our focus on small and medium-sized businesses that are based in the U.S. will help to shield our investors from shifts in foreign markets.  On the bond side, we are cautiously positioned with a relatively low weighting to fixed income and a fairly conservative exposure to shifts in interest rates.

We thank both our existing customers as well as all of the advisors who have purchased the Funds for their clients for doing their due diligence in identifying our Funds.

Villere Funds

Thank you for your investment in the Villere Equity Fund and the Villere Balanced Fund.

St. Denis J. Villere	George G. Villere

George V. Young	St. Denis J. Villere III

Lamar G. Villere, CFA

Footnotes:

The opinions expressed above are those of St. Denis J. Villere, George G. Villere, George V. Young, St. Denis J. Villere III, and Lamar G. Villere and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the Schedule of Investments in the report for more complete information regarding fund holdings.  Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Fund nor any of its representatives may give legal or tax advice.

The Lipper Balanced Fund Index is an equally weighted performance index of the largest qualifying funds in the Lipper category.  The Lipper Mid Cap Growth Fund Index invest in at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s large-cap floor. These indices are unmanaged and returns include reinvested dividends.  The S&P 500® Index is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance.  The Barclays Capital Intermediate Government/Credit Bond Index measures the performance of the U.S. dollar-denominated U.S. Treasuries, government-related and investment-grade credit securities that have a remaining maturity of greater than or equal to 1 year or less than 10 years. The Russell 2000 Index is a market capitalization-weighted benchmark index made up of the 2,000 smallest U.S. companies in the Russell 3,000 index.

Villere Funds

Duration is a measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. It is expressed as a number of years.

It is not possible to invest directly in an index.

Earnings growth is not a measure of the Fund’s future performance.

Mutual fund investing involves risk; loss of principal is possible.  Investments in smaller and medium sized companies involve additional risks such as limited liquidity and greater volatility.  The Balanced Fund will invest in debt securities.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower rated and non-rated securities present a great risk of loss to principal and interest than higher rated securities.  The Equity Fund may invest in foreign securities.  Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.  These risks are magnified in emerging markets.  The Equity Fund’s ability to invest in initial public offerings (IPOs) involves a higher degree of risk than more seasoned companies.

Past performance is not indicative of future results.

While the Fund is no-load, management & other expenses still apply. Please refer to the Prospectus for more information.

While the Fund may not have a transaction fee through Charles Schwab, there may be other fees or expenses applicable to individual accounts.

Charles Schwab & Co., Inc., member of SIPC, receives remuneration from fund companies for record keeping, shareholder services, and other administrative services for shares purchased through its Mutual Fund OneSource service.

Must be preceded or accompanied by a current prospectus.

The Fund is distributed by Quasar Distributors, LLC. 4/16

Villere Funds

SECTOR ALLOCATION at February 29, 2016 (Unaudited)

Villere Balanced Fund

Sector Allocation	Percent of Net Assets

Finance & Insurance	20.0%
General Manufacturing	12.1%
Consumer Goods	11.8%
Money Market Funds*	11.4%
Professional, Scientific & Technical Services	11.1%
Mining	8.3%
Retail Trade	6.5%
Food Manufacturing	6.5%
Real Estate, Rental & Leasing	5.7%
Computer & Electronic Products	5.5%
Information	4.2%
Transportation & Warehousing	3.7%
Utilities	2.3%
Liabilities in Excess of Other Assets	(9.1)%
Total	100.0%

*	Includes short-term investments and investments purchased with cash proceeds from securities lending.

Villere Funds

SECTOR ALLOCATION at February 29, 2016 (Unaudited)

Villere Equity Fund

Sector Allocation	Percent of Net Assets

Money Market Funds*	23.2%
Finance & Insurance	16.2%
Consumer Goods	14.7%
General Manufacturing	12.6%
Professional, Scientific & Technical Services	12.2%
Retail Trade	7.4%
Mining	5.6%
Transportation & Warehousing	4.9%
Real Estate, Rental & Leasing	4.2%
Computers & Electronic Products	4.1%
Food Manufacturing	3.6%
Liabilities in Excess of Other Assets	(8.7)%
Total	100.0%

*	Includes short-term investments and investments purchased with cash proceeds from securities lending.

Villere Funds

EXPENSE EXAMPLE For the Six Months Ended February 29, 2016 (Unaudited)

As a shareholder of the Villere Balanced Fund and Villere Equity Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/15 – 2/29/16).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee.  You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Villere Equity Fund.  In addition to the Funds’ expenses, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds of other investment companies in which the Funds have shares.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account

Villere Funds

EXPENSE EXAMPLE For the Six Months Ended February 29, 2016 (Unaudited) (Continued)

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Villere Balanced Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/15	Value 2/29/16	9/1/15 – 2/29/16*
Actual	$1,000.00	$ 875.20	$4.48
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.09	$4.82

*
Expenses are equal to the Villere Balanced Fund’s annualized expense ratio for the most recent six-month period of 0.96% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Villere Equity Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/15	Value 2/29/16	9/1/15 – 2/29/16**
Actual	$1,000.00	$ 849.20	$5.70
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.70	$6.22

**
Expenses are equal to the Villere Equity Fund’s annualized expense ratio of 1.24% (reflecting fee waivers in effect) multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 29, 2016 (Unaudited)

		Fair
Shares		Value

COMMON STOCKS: 72.9%

Aerospace Products &
Services: 4.6%
448,300	BE Aerospace,
	Inc.	$19,554,846

Computer & Electronic
Products: 3.6%
155,100	Apple, Inc.	14,996,619

Credit Intermediation: 15.0%
1,234,774	EverBank
	Financial Corp.	16,076,757
652,650	Financial
	Engines, Inc.[1,2]	15,924,660
1,220,100	Kearny
	Financial Corp.[2]	14,604,597
230,110	Visa, Inc.	16,657,663
		63,263,677

Electrical Equipment &
Appliance Manufacturing: 4.9%
1,065,731	TASER
	International,
	Inc.*[1,2]	20,653,867

Food Manufacturing: 3.4%
825,454	Flowers
	Foods, Inc.	14,140,027

Furniture
Manufacturing: 3.3%
307,916	Leggett &
	Platt, Inc.	13,751,529

Machinery: 2.3%
890,600	3D Systems
	Corp.*[1]	9,502,702

Merchant Wholesalers &
Durable Goods: 4.6%
709,200	LKQ Corp.*	19,573,920

Oil & Gas Extraction: 5.1%
347,950	Gulfport Energy
	Corp.*	8,350,800
478,313	Oceaneering
	International, Inc.	13,211,005
		21,561,805

Professional, Scientific &
Technical Services: 9.9%
1,264,179	EPIQ Systems,
	Inc.[2,3]	17,293,969
1,296,376	Luminex
	Corp.*2,3	24,216,303
		41,510,272

Rail Transportation: 1.4%
104,000	Genesee &
	Wyoming, Inc.*	5,898,880

Real Estate: 5.7%
260,790	The Howard
	Hughes Corp.*	24,198,704

Retail: 5.9%
763,750	Sotheby’s1	17,375,312
491,800	Tailored
	Brands, Inc.	7,593,392
		24,968,704

Sporting & Recreation
Goods: 3.2%
167,647	Pool Corp.	13,457,025

TOTAL COMMON
STOCKS
(Cost $372,241,306)		307,032,577

Principal
Amount

CORPORATE BONDS: 24.8%

Air Transportation: 0.3%
	PHI, Inc.,
	5.250%,
$1,552,000	3/15/19	1,280,400

Beverage & Tobacco
Products: 0.4%
	Diageo Capital
	PLC, 0.625%,
1,750,000	4/29/16	1,749,655

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 29, 2016 (Unaudited) (Continued)

Principal		Fair
Amount		Value

Building Material, Garden
& Supplies Dealers: 0.5%
	The Home Depot,
	Inc., 5.400%,
$2,000,000	3/01/16	$2,000,000

Commercial Finance: 0.1%
	John Deere
	Capital Corp.,
	2.250%,
500,000	4/17/19	507,101

Computer & Electronic
Products: 1.9%
	Dell Computer
	Corp., 7.100%,
5,000,000	4/15/28[1]	4,537,500
	Hewlett-Packard
	Co., 3.750%,
321,000	12/01/20	329,079
	Texas Instruments,
	Inc., 1.000%,
3,250,000	5/01/18	3,238,300
		8,104,879

Credit Intermediation: 4.8%
	BB&T Corp.,
	4.900%,
1,000,000	6/30/17	1,037,584
	Capital One N.A.,
	1.500%,
4,085,000	3/22/18	4,018,807
	Discover Bank,
	2.000%,
9,605,000	2/21/18	9,493,736
	Ford Motor
	Credit Co., LLC,
	1.684%,
1,000,000	9/08/17	985,711
	Royal Bank of
	Canada, 1.500%,
2,000,000	1/16/18	1,997,738
	Whitney National
	Bank, 5.875%,
2,650,000	4/01/17	2,713,740
		20,247,316

Food Manufacturing: 3.1%
	Campbell Soup
	Co., 2.500%,
6,045,000	8/02/22	5,916,767
	Flowers Foods,
	Inc., 4.375%,
6,225,000	4/01/22	6,645,879
	Kraft Foods
	Group, Inc.,
	5.375%,
523,000	2/10/20	579,223
		13,141,869

Furniture
Manufacturing: 0.2%
	Leggett & Platt,
	Inc., 3.400%,
970,000	8/15/22	985,874

Machinery
Manufacturing: 0.3%
	Cummins, Inc.,
	3.650%,
1,200,000	10/01/23	1,274,682

Motion Picture &
Entertainment: 1.1%
	Viacom, Inc.,
	3.500%,
500,000	4/01/17	505,071
	2.500%,
250,000	9/01/18	248,751
	3.250%,
4,395,000	3/15/23	3,991,860
		4,745,682

Oil & Gas: 2.7%
	Phillips 66,
	4.300%,
10,000,000	4/01/22	10,211,410
	Stone Energy
	Corp., 7.500%,
4,000,000	11/15/22	1,100,000
		11,311,410

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 29, 2016 (Unaudited) (Continued)

Principal		Fair
Amount		Value

Oil & Gas Extraction: 0.5%
	Sanchez Energy
	Corp., 6.125%,
$6,000,000	1/15/23	$2,160,000

Professional, Scientific &
Technical Services: 1.2%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	5,121,808

Publishing Industries: 2.4%
	Symantec Corp.,
	4.200%,
10,000,000	9/15/20	10,027,400

Rail Transportation: 1.3%
	Norfolk Southern
	Corp., 3.000%,
5,415,000	4/01/22	5,420,946

Securities & Financial
Services: 0.1%
	Merrill Lynch &
	Co., Inc.,
	6.875%,
250,000	11/15/18	279,055

Telecommunications: 0.8%
	Vodafone Group
	PLC, 4.625%,
2,150,000	7/15/18	2,271,163
	4.375%,
1,000,000	3/16/21	1,057,945
		3,329,108

Utilities: 2.3%
	Duke Energy
	Corp., 2.150%,
2,800,000	11/15/16	2,820,118
	Southern Co.,
	2.450%,
6,600,000	9/01/18	6,685,879
		9,505,997

Water Transportation: 0.8%
	Carnival Corp.,
	3.950%,
3,000,000	10/15/20	3,169,722

TOTAL CORPORATE
BONDS
(Cost $111,352,972)		104,362,904

Shares

SHORT-TERM
INVESTMENTS: 2.4%

Money Market Funds: 2.4%
10,169,595	Federated
	Treasury
	Obligation
	Fund – Trust
	Shares, 0.010%[4]	10,169,595

TOTAL SHORT-TERM
INVESTMENTS
(Cost $10,169,595)		10,169,595

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 29, 2016 (Unaudited) (Continued)

Fair
Shares	Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES
LENDING: 9.0%
37,795,642	First American
Prime
Obligations
Fund – Class Z,
0.280%[4]	$37,795,642

TOTAL INVESTMENTS
PURCHASED WITH
CASH PROCEEDS FROM
SECURITIES LENDING
(Cost $37,795,642)	37,795,642

TOTAL INVESTMENTS
IN SECURITIES: 109.1%
(Cost $531,559,515)	459,360,718
Liabilities in Excess of
Other Assets: (9.1)%	(38,245,321)
TOTAL NET
ASSETS: 100.0%	$421,115,397

*	Non-income producing security
[1]	This security or a portion of this security was out on loan as of February 29, 2016. Total loaned securities had a market value of $38,558,704 or 9.2% of net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940
[3]	A portion of this security is considered illiquid. As of February 29, 2016, the total market value of illiquid securities was $41,510,272 or 9.9% of net assets.
[4]	Seven-day yield as of February 29, 2016

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at February 29, 2016 (Unaudited)

		Fair
Shares		Value

COMMON STOCKS: 85.5%

Aerospace Products
& Services: 4.9%
35,600	BE Aerospace,
	Inc.	$1,552,872

Computer & Electronic
Products: 4.1%
13,345	Apple, Inc.	1,290,328

Credit Intermediation: 16.2%
100,800	EverBank Financial
	Corp.[2]	1,312,416
53,550	Financial Engines,
	Inc.[2]	1,306,620
94,900	Kearny Financial
	Corp.[2]	1,135,953
18,580	Visa, Inc.	1,345,006
		5,099,995
Electrical Equipment &
Appliance Manufacturing: 5.3%
85,500	TASER
	International,
	Inc.*[1,2]	1,656,990

Food Manufacturing: 3.6%
66,200	Flowers
	Foods, Inc.	1,134,006

Furniture
Manufacturing: 4.2%
29,700	Leggett &
	Platt, Inc.	1,326,402

Machinery: 2.4%
69,916	3D Systems
	Corp.*1	746,004

Merchant Wholesalers &
Durable Goods: 4.7%
54,100	LKQ Corp.*	1,493,160

Oil & Gas Extraction: 5.6%
31,050	Gulfport Energy
	Corp.*	745,200
37,300	Oceaneering
	International, Inc.	1,030,226
		1,775,426
Professional, Scientific &
Technical Services: 12.2%
87,000	EPIQ Systems,
	Inc.[2,3]	1,190,160
100,500	Luminex
	Corp.*[2,3]	1,877,340
34,000	2U, Inc.*[1]	759,900
		3,827,400

Rail Transportation: 4.9%
27,000	Genesee &
	Wyoming, Inc.*	1,531,440

Real Estate: 4.2%
14,230	The Howard
	Hughes Corp.*	1,320,402

Retail: 7.4%
49,300	Sotheby’s	1,121,575
77,950	Tailored Brands,
	Inc.	1,203,548
		2,325,123
Sporting & Recreation
Goods: 5.8%
22,650	Pool Corp.	1,818,115

TOTAL COMMON
STOCKS
(Cost $33,240,931)		26,897,663

SHORT-TERM
INVESTMENTS: 13.4%

Money Market Funds: 13.4%
942,662	Federated Treasury
	Obligation Fund –
	Trust Shares,
	0.010%[4]	942,662
942,662	Fidelity Money
	Market Portfolio –
	Select Class,
	0.010%[4]	942,662

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at February 29, 2016 (Unaudited) (Continued)

Fair
Shares	Value

Money Market Funds: 13.4%
(Continued)
2,331,196	Invesco Short-Term
Treasury Portfolio –
Institutional Class,
0.220%[4]	$2,331,196
4,216,520

TOTAL SHORT-TERM
INVESTMENTS
(Cost $4,216,520)	4,216,520

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES
LENDING: 9.8%
3,098,239	First American
Prime Obligations
Fund – Class Z,
0.280%[4]	3,098,239
TOTAL INVESTMENTS
PURCHASED WITH
CASH PROCEEDS FROM
SECURITIES LENDING
(Cost $3,098,239)	3,098,239

TOTAL INVESTMENTS
IN SECURITIES: 108.7%
(Cost $40,555,690)	$34,212,422
Liabilities in Excess of
Other Assets: (8.7)%	(2,749,159)

TOTAL NET
ASSETS: 100.0%	$31,463,263

*	Non-income producing security
[1]
This security or a portion of this security was out on loan as of February 29, 2016. Total loaned securities had a market value of $3,193,379 or 10.1% of net assets, which includes securities sold but not yet settled as of February 29, 2016.

[2]	Affiliated company as defined by the Investment Company Act of 1940
[3]	A portion of this security is considered illiquid. As of February 29, 2016, the total market value of illiquid securities was $3,067,500 or 9.7% of net assets.
[4]	Seven-day yield as of February 29, 2016

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF ASSETS AND LIABILITIES at February 29, 2016 (Unaudited)

	Villere	Villere
	Balanced Fund	Equity Fund
ASSETS:
Investments in unaffiliated securities, at value
(Cost $429,588,429 and $32,533,599, respectively)	$366,667,322	$27,045,359
Investments in affiliated securities, at value
(Cost $101,971,089 and $8,022,091, respectively) (Note 7)	92,693,396	7,167,063
Total investments, at value
(Cost $531,559,515 and $40,555,690, respectively)	459,360,718	34,212,422
Receivables:
Investment securities sold	—	369,117
Fund shares sold	34,719	—
Dividends and interest	1,537,568	13,228
Other receivables	45,845	7,381
Prepaid expenses	24,809	11,509
Total assets	461,003,659	34,613,657

LIABILITIES:
Payables:
Collateral received for securities loaned	37,795,642	3,098,239
Fund shares redeemed	1,604,421	—
Investment advisory fees, net	224,529	17,237
Administration fees	85,414	3,799
Trustee fees	8,683	3,438
Fund accounting fees	7,889	3,847
Transfer agent fees	94,972	3,113
Custody fees	14,736	481
Chief Compliance Officer fees	1,201	1,141
Other accrued expenses	50,775	19,099
Total liabilities	39,888,262	3,150,394
NET ASSETS	$421,115,397	$31,463,263

COMPONENTS OF NET ASSETS
Paid-in capital	$489,546,517	$38,250,572
Undistributed net investment income	537,918	33,899
Undistributed (Accumulated) net
realized gain (loss) on investments	3,229,759	(477,940)
Net unrealized depreciation on investments	(72,198,797)	(6,343,268)
Net assets	$421,115,397	$31,463,263
Market value of securities on loan	$38,558,704	$3,193,379

Net Assets	$421,115,397	$31,463,263
Shares (unlimited number of shares
authorized without par value)	23,859,183	3,624,480
Net assets value, offering, and redemption price per share	$17.65	$8.68

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF OPERATIONS For the Six Months Ended February 29, 2016 (Unaudited)

	Villere	Villere
	Balanced Fund	Equity Fund
INVESTMENT INCOME
Interest	$2,485,678	$1,088
Dividends from unaffiliated investments	1,538,859	141,472
Dividends from affiliated investments (Note 7)	435,300	34,337
Income from securities lending	736,796	83,164
Total investment income	5,196,633	260,061

EXPENSES
Investment advisory fees	2,106,161	129,993
Administration fees	224,526	15,472
Transfer agent fees	270,021	11,468
Custody fees	21,524	2,277
Fund accounting fees	17,648	14,765
Reports to shareholders	28,022	—
Registration fees	17,229	10,552
Miscellaneous expense	20,421	1,917
Trustee fees	13,950	8,154
Audit fees	11,020	10,919
Chief Compliance Officer fees	4,252	4,212
Legal fees	7,354	5,697
Insurance expense	2,244	1,412
Total expenses	2,744,372	216,838
Less: fees waived	(54,254)	(1,708)
Net expenses	2,690,118	215,130
Net investment income	2,506,515	44,931
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on unaffiliated investments	19,386,295	2,254,057
Net realized loss on affiliated investments (Note 7)	(10,364,515)	(1,961,047)
Change in net unrealized depreciation on investments	(86,539,222)	(6,065,223)
Net realized and unrealized loss on investments	(77,517,442)	(5,772,213)
Net decrease in net assets resulting from operations	$(75,010,927)	$(5,727,282)

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,506,515	$6,152,447
Net realized gain on unaffiliated investments	19,386,295	93,070,126
Net realized loss on affiliated investments (Note 7)	(10,364,515)	(20,983,833)
Change in net unrealized depreciation
on investments	(86,539,222)	(164,651,125)
Net decrease in net assets
resulting from operations	(75,010,927)	(86,412,385)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,123,139)	(11,348,211)
From net realized gains	(65,241,304)	(41,083,362)
Total distributions to shareholders	(70,364,443)	(52,431,573)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change
in outstanding shares (a)	(103,676,751)	(400,221,642)
Total decrease in net assets	(249,052,121)	(539,065,600)

NET ASSETS
Beginning of period/year	$670,167,518	$1,209,233,118
End of period/year	$421,115,397	$670,167,518
Undistributed net investment income	$537,918	$3,154,542

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	February 29, 2016		Year Ended
	(Unaudited)		August 31, 2015
	Shares	Value	Shares	Value
Shares sold	851,802	$18,094,371	3,761,227	$92,576,993
Shares issued in
reinvestment of
distributions	3,515,029	66,117,704	2,099,253	48,807,625
Shares redeemed	(9,491,093)	(187,888,826)	(22,213,393)	(541,606,260)
Net decrease	(5,124,262)	$(103,676,751)	(16,352,913)	$(400,221,642)

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$44,931	$(92,063)
Net realized gain on unaffiliated investments	2,254,057	2,631,352
Net realized loss on affiliated investments (Note 7)	(1,961,047)	(1,668,009)
Change in net unrealized depreciation on investments	(6,065,223)	(5,794,240)
Net decrease in net assets
resulting from operations	(5,727,282)	(4,922,960)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(582,566)	(784,929)
Total distributions to shareholders	(582,566)	(784,929)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change
in outstanding shares (a)	(400,600)	(2,357,336)
Total decrease in net assets	(6,710,448)	(8,065,225)

NET ASSETS
Beginning of period/year	$38,173,711	$46,238,936
End of period/year	$31,463,263	$38,173,711
Undistributed (Accumulated) net
investment income (loss)	$33,899	$(11,032)

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	February 29, 2016		Year Ended
	(Unaudited)		August 31, 2015
	Shares	Value	Shares	Value
Shares sold	189,084	$1,786,839	564,979	$6,205,462
Shares issued in
reinvestment of
distributions	61,543	572,351	73,057	769,289
Shares redeemed (b)	(295,371)	(2,759,790)	(869,857)	(9,332,087)
Net decrease	(44,744)	$(400,600)	(231,821)	$(2,357,336)

(b)	Net of redemption fees of $6,358 and $5,671, respectively.

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 29,
	2016		Year Ended August 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value,
beginning of period/year	$23.12		$26.67	$23.75	$20.42	$17.79	$13.41

INCOME FROM INVESTMENT OPERATIONS:
Net investment income*	0.09		0.23	0.25	0.11	0.08	0.10
Net realized and unrealized
gain (loss) on investments		(2.81)	(2.40)	3.16	3.69	3.07	4.46
Total from
investment operations		(2.72)	(2.17)	3.41	3.80	3.15	4.56
LESS DISTRIBUTIONS:
From net
investment income		(0.20)	(0.30)	(0.10)	(0.13)	(0.13)	(0.18)
From net realized gain		(2.55)	(1.08)	(0.39)	(0.34)	(0.39)	—
Total distributions		(2.75)	(1.38)	(0.49)	(0.47)	(0.52)	(0.18)
Net asset value,
end of period/year	$17.65		$23.12	$26.67	$23.75	$20.42	$17.79

Total return	(12.48	)%^	(8.19)%	14.51%	18.96%	18.25%	34.10%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$421.1		$670.2	$1,209.2	$820.3	$217.9	$86.4

Portfolio turnover rate	7	%^	15%	25%	17%	17%	40%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived or
expenses recouped	0.98	%+	0.88%	0.86%	0.90%	1.00%	1.11%
After fees waived or
expenses recouped	0.96	%+	0.88%	0.86%	0.90%	1.00%	1.11%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived or
expenses recouped	0.87	%+	0.70%	1.02%	0.58%	0.68%	0.76%
After fees waived or
expenses recouped	0.89	%+	0.70%	1.02%	0.58%	0.68%	0.76%

*	Calculated based on average shares outstanding.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 29,		Year Ended		Period Ended
	2016		August 31,		August 31,
	(Unaudited)		2015	2014	2013*
Net asset value,
beginning of period/year	$10.40		$11.85	$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)**	0.01		(0.03)	0.00	(0.01)
Net realized and unrealized
gain (loss) on investments	(1.57)		(1.23)	1.56	0.30
Total from
investment operations	(1.56)		(1.26)	1.56	0.29
Paid-in capital from
redemption fees	0.00	(1)	0.00 (1)	0.00 (1)	—

LESS DISTRIBUTIONS:
From net realized gain	(0.16)		(0.19)	—	—
Total distributions	(0.16)		(0.19)	—	—
Net asset value,
end of period/year	$8.68		$10.40	$11.85	$10.29

Total return	(15.08	)%^	(10.62)%	15.16%	2.90	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$31.5		$38.2	$46.2	$23.8

Portfolio turnover rate	18	%^	32%	13%	0	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived or
expenses recouped	1.25	%+	1.10%	1.20%	2.40	%+
After fees waived or
expenses recouped	1.24	%+	1.16%	1.25%	1.25	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived or
expenses recouped	0.25	%+	(0.15)%	(0.02)%	(1.69	)%+
After fees waived or
expenses recouped	0.26	%+	(0.21)%	(0.07)%	(0.54	)%+

*	The fund commenced operations on May 31, 2013.
**	Calculated based on average shares outstanding.
(1)	Amount lesss than $0.005.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Villere Balanced Fund and the Villere Equity Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. The Villere Balanced Fund commenced operations on September 30, 1999. The Villere Equity Fund commenced operations on May 31, 2013.

The investment objective of the Villere Balanced Fund is to seek long-term capital growth, consistent with preservation of capital and balanced by current income.  The Villere Balanced Fund seeks to achieve its objective by investing in a combination of equity securities and high quality fixed income obligations.

The Villere Equity Fund seeks to achieve long term growth. The Villere Equity Fund seeks to achieve its objective by investing in equity securities.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable.  If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2016 (Unaudited) (Continued)

independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Trust’s Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by the Funds may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2016 (Unaudited) (Continued)

example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2016. See the Schedule of Investments for industry breakouts.

Villere Balanced Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$307,032,577	$—	$—	$307,032,577
Corporate Bonds	—	104,362,904	—	104,362,904
Short-Term
Investments	10,169,595	—	—	10,169,595
Investments
Purchased With Cash
Proceeds From
Securities Lending	37,795,642	—	—	37,795,642
Total Investments
in Securities	$354,997,814	$104,362,904	$—	$459,360,718

Villere Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$26,897,663	$—	$—	$26,897,663
Short-Term
Investments	4,216,520	—	—	4,216,520
Investments
Purchased With Cash
Proceeds From
Securities Lending	3,098,239	—	—	3,098,239
Total Investments
in Securities	$34,212,422	$—	$—	$34,212,422

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2016 (Unaudited) (Continued)

It is the Funds’ policy to recognize transfers between levels at the end of each Funds’ reporting period.

There were no transfers made into or out of Level 1, 2, or 3 for the six months ended February 29, 2016.

B.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

As of February 29, 2016, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts.  As of February 29, 2016, neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2016 (Unaudited) (Continued)

income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for each Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Funds is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Villere Equity Fund charges a 2.00% redemption fee on shares held less than 60 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Villere Equity Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Illiquid Securities.  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2016 (Unaudited) (Continued)

valued by the fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

I.
Subsequent Events.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ Financial Statements.

J.
Recently Issued Accounting Pronouncement.  In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

St. Denis J. Villere & Company, LLC (the “Adviser”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% for the Villere Balanced Fund and Villere Equity Fund based upon the average daily net assets of each Fund.  For the six months ended February 29, 2016, the Villere Balanced Fund incurred $2,106,161 and the Villere Equity Fund incurred $129,993 in advisory fees.

The Adviser has contractually agreed to limit the annual ratio of expenses to 0.99%, and 1.25% of each Fund’s average daily net assets for the Villere

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2016 (Unaudited) (Continued)

Balanced Fund and Villere Equity Fund, respectively. The contract’s term is indefinite and may be terminated only by the Board of Trustees.

The Adviser is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment. At February 29, 2016, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Funds that may be recouped is shown in the table below. The Adviser may recapture a portion of the unreimbursed amounts no later than the date stated.

Villere Balanced Fund

Expiration	Amount
August 31, 2019	$54,254

Villere Equity Fund

Expiration	Amount
August 31, 2019	$1,708

Each Fund must pay current ordinary operating expenses before the Adviser is entitled to any reimbursement.  Any such reimbursement is also contingent upon the Board of Trustees review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities USBFS maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Funds to USBFS for these services for the six months ended February 29, 2016, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. (the “Custodian”) serves as the Funds’ custodian.  Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”).  All Arrangements must be approved by the Board of Trustees. For the six months ended February 29, 2016, the Sub-Transfer Agent Fees and Transfer Agent Fees were as followed:

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2016 (Unaudited) (Continued)

	Transfer Agent Fees	Sub-Transfer
	paid to USBFS	Agent Fees
Villere Balanced Fund	$33,869	$236,152
Villere Equity Fund	$ 2,580	$ 8,888

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of February 29, 2016, the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations.  However, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of February 29, 2016, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on
	Securities on Loan	Collateral Received
Villere Balanced Fund	$38,558,704	$37,795,642
Villere Equity Fund	$ 3,193,379	$ 3,098,239

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2016 (Unaudited) (Continued)

Offsetting Assets and Liabilities.  The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.  The following is a summary of the arrangements subject to offsetting as of February 29, 2016.

			Gross	Net
			Amounts	Amounts	Gross Amounts Not
			Offset	Presented	Offset in the Statements
			in the	in the	of Assets & Liabilities
			Statement	Statement		Collateral
		Gross	of Assets &	of Assets &	Financial	Pledged	Net
	Liabilities	Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Villere	Collateral
Balanced	received for
Fund	securities
loaned		$37,795,642	$—	$37,795,642	$37,795,642	$—	$—
Villere	Collateral
Equity	received for
Fund	securities
loaned		$3,098,239	$—	$3,098,239	$3,098,239	$—	$—

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Prime Obligations Fund – Class Z (a money market subject to Rule 2a-7 under the 1940 Act.)  The Schedules of Investments for the Funds include the particular cash collateral holding as of February 29, 2016.

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended February 29, 2016, the cost of purchases and proceeds from the sales of securities, excluding short-term investments were as follows:

	Purchases	Sales
Villere Balanced Fund	$38,605,199	$198,913,821
Villere Equity Fund	$5,889,712	$10,316,302

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2016 (Unaudited) (Continued)

For the six months ended February 29, 2016 there were no purchases or sales of U.S. Government obligations in the Villere Balanced Fund or the Villere Equity Fund.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended February 29, 2016 (estimated) and the year ended August 31, 2015, for the Funds were as follows:

Villere Balanced Fund
	February 29, 2016	August 31, 2015
Distributions paid from:
Ordinary income	$5,123,139	$11,726,958
Long-term capital gain	65,241,304	40,704,615
	$70,364,443	$52,431,573
Villere Equity Fund
	February 29, 2016	August 31, 2015
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	582,566	784,929
	$582,566	$784,929

As of August 31, 2015, the components of accumulated earnings/(losses) on a tax basis were as follows:

Villere Balanced Fund

Cost of investments	$715,125,992
Gross tax unrealized appreciation	64,158,508
Gross tax unrealized depreciation	(49,818,083)
Net tax unrealized appreciation	14,340,425
Undistributed ordinary income	3,154,542
Undistributed long-term capital gain	59,449,283
Total distributable earnings	62,603,825
Other accumulated losses	—
Total accumulated gains	$76,944,250

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2016 (Unaudited) (Continued)

Villere Equity Fund

Cost of investments	$45,156,381
Gross tax unrealized appreciation	4,927,305
Gross tax unrealized depreciation	(5,205,350)
Net tax unrealized depreciation	(278,045)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(199,416)
Total accumulated gains	$(477,461)

Under tax law, net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At August 31, 2015, the Villere Equity Fund deferred, on a tax basis, qualified late year losses, consisting of ordinary late year losses of $11,032 and post-October losses of $188,384.

NOTE 7 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2(a)(3) of the 1940 Act, are companies 5% or more of whose outstanding voting shares are held by the Fund or the Advisor. For the six months ended February 29, 2016, the Funds had the following transactions with affiliated companies:

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2016 (Unaudited) (Continued)

Villere Balanced Fund

As of February 29, 2016, the market value of all securities of affiliated companies held in the Villere Balanced Fund amount to $92,693,396, representing 22.0% of net assets.

	Share			Share
	Balance			Balance
	at			at	Realized		Value
	August 31,			February 29,	Gain	Dividend	February 29,	Acquisition
	2015	Purchases	Sales	2016	(Loss)	Income	2016	Cost
EPIQ
Systems,
Inc.	1,264,179	—	—	1,264,179	$—	$227,552	$17,293,969	$16,287,188
Financial
Engines,
Inc.	652,650	—	—	652,650	—	91,370	15,924,660	25,481,695
Kearny
Financial
Corp.	1,220,100	—	—	1,220,100	—	48,804	14,604,597	13,041,893
Luminex
Corp.	1,408,444	—	(112,068)	1,296,376	1,290,352	—	24,216,303	23,728,607
Sanchez
Energy
Corp.	920,428	—	(920,428)	—	(17,448,646)	—	—	—
Taser Inter-
national	—	1,065,731	—	1,065,731	—	—	20,653,867	23,431,706
Total					—	—	$92,693,396	$101,971,089
Pool
Corp.*	393,547	—	(225,900)	167,647	5,793,779	67,574	13,457,025	9,657,941
Total					$(10,364,515)	$435,300

*	This security was considered an affiliate during the period but is no longer an affiliate at February 29, 2016.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2016 (Unaudited) (Continued)

Villere Equity Fund

As of February 29, 2016, the market value of all securities of affiliated companies held in the Villere Equity Fund amount to $7,167,063, representing 22.8% of net assets.

	Share			Share
	Balance			Balance
	at			at	Realized		Value
	August 31,			February 29,	Gain	Dividend	February 29,	Acquisition
	2015	Purchases	Sales	2016	(Loss)	Income	2016	Cost
EPIQ
Systems,
Inc.	87,000	—	—	87,000	$—	$15,660	$1,190,160	$1,132,425
Financial
Engines,
Inc.	53,550	—	—	53,550	—	7,497	1,306,620	2,050,791
Kearny
Financial
Corp.	94,900	—	—	94,900	—	3,796	1,135,953	1,014,405
Luminex
Corp.	100,500	—	—	100,500	—	—	1,877,340	1,933,318
Sanchez
Energy
Corp.	113,500	—	(113,500)	—	(2,126,602)	—	—	—
Taser Inter-
national	—	85,500	—	85,500	—	—	1,656,990	1,891,152
Total					—	—	$7,167,063	$8,022,091
Pool Corp.*	28,400	—	(5,750)	22,650	165,555	7,384	1,818,115	1,239,560
Total					$(1,961,047)	$34,337

*	This security was considered an affiliate during the period but is no longer an affiliate at February 29, 2016.

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. (the “Bank”) has made available to the Funds a credit facility to be used for temporary or extraordinary purposes related to Fund redemptions. The maximum amounts available for each Fund is $45,000,000 and $2,500,000 for the Villere Balanced Fund and Villere Equity Fund, respectively. For the six months ended February 29, 2016, the average interest rate on the outstanding principal amount was 3.50%. Advances are not collateralized by a first lien against each Fund’s assets. During the six months ended February 29, 2016, the Villere Balanced Fund had outstanding average daily loan balances of $423,082. The maximum amount outstanding during the six months ended February 29, 2016 was $6,379,000 for the Villere Balanced Fund. During the six months ended February 29, 2016 the Villere Equity Fund did not utilize their line of credit. At February 29, 2016, neither Fund had a loan payable balance.

Villere Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 209-1129 or by accessing the Funds’ web site at www.villere.com.  Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 209-1129.  Furthermore, you can obtain the Funds, proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. Each Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (866) 209-1129.  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.  Each Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of each Funds’ prospectus and each annual and semi-annual report to those address shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 209-1129 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 209-1129. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.villere.com.

(This Page Intentionally Left Blank.)

Villere Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
ST. DENIS J. VILLERE & COMPANY, LLC
601 Poydras Street, Suite 1808
New Orleans, LA 70130-6308

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(866) 209-1129

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
SCHIFF HARDIN LP
666 Fifth Avenue, Suite 1700
New York, NY 10103

Villere Balanced Fund
Symbol – VILLX
CUSIP – 742935539

Villere Equity Fund
Symbol – VLEQX
CUSIP – 74316J391

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date     May 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
    Elaine E. Richards, President/Principal Executive Officer

Date     May 9, 2016

By (Signature and Title)  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer/Principal Financial Officer

Date     May 5, 2016

* Print the name and title of each signing officer under his or her signature.